Revenue and Other Income (Details) - Schedule of Analysis of Other Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Bank interest income			$ 859,454	$ 15,905	$ 5,207
Interest income on refundable rental deposit			13,049	12,138	9,527
Government grants					108,369
Gain on disposal of items of property and equipment, net			3,690	4,539	542
Gain on derecognition of convertible loan and bridge loan				135,031
Others			1,321	13,896	17,080
Other income	$ 954,142	$ 130,116	$ 877,514	$ 181,509	$ 140,725